Expense Example	Oct. 27, 2026 USD ($)
Ocean Park Domestic ETF | Ocean Park Domestic ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	2,304
Ocean Park International ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	1,200
Expense Example, with Redemption, 5 Years	2,289
Expense Example, with Redemption, 10 Years	4,984
Ocean Park Diversified Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,831
Ocean Park High Income ETF | Ocean Park High Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,092
Expense Example, with Redemption, 10 Years	$ 2,483